Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Operating Segments

The segment revenues, net income, and other segment information of our reportable operating segments as at December 31, 2017 and 2016 and for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Wireless	Fixed Line	Others	Inter-segment Transactions	Consolidated
	(in million pesos)
December 31, 2017
Revenues
External customers	92,534	67,389	3	—	159,926
Service revenues	87,351	63,811	3	—	151,165
Non-service revenues	5,183	3,578	—	—	8,761
Inter-segment transactions	1,301	10,952	13	(12,266)	—
Service revenues	1,301	10,946	13	(12,260)	—
Non-service revenues	—	6	—	(6)	—
Total revenues	93,835	78,341	16	(12,266)	159,926
Results
Depreciation and amortization	36,914	15,001	—	—	51,915
Asset impairment	6,155	2,098	5	—	8,258
Impairment of investments	439	1,583	540	—	2,562
Equity share in net earnings (losses) of associates and joint ventures	(129)	44	2,991	—	2,906
Interest income	307	695	653	(243)	1,412
Financing costs – net	2,260	5,106	201	(197)	7,370
Provision for (benefit from) income tax	(2,784)	3,680	207	—	1,103
Net income (loss) / Segment profit (loss)	(3,510)	7,474	10,120	(618)	13,466
Adjusted EBITDA	35,151	29,478	(63)	1,608	66,174
Adjusted EBITDA margin	40%	39%	—	—	44%
Core income	8,514	8,846	10,926	(618)	27,668
Assets and liabilities
Operating assets	211,983	174,217	34,504	(37,856)	382,848
Investments in associates and joint ventures	—	44,867	1,263	—	46,130
Deferred income tax assets – net	18,826	11,994	—	(354)	30,466
Total assets	230,809	231,078	35,767	(38,210)	459,444
Operating liabilities	153,622	196,451	13,624	(18,802)	344,895
Deferred income tax liabilities – net	2,656	286	424	—	3,366
Total liabilities	156,278	196,737	14,048	(18,802)	348,261
Other segment information
Capital expenditures, including capitalized interest	27,305	12,994	—	—	40,299
December 31, 2016
Revenues
External customers	103,447	61,806	9	—	165,262
Service revenues	99,115	58,086	9	—	157,210
Non-service revenues	4,332	3,720	—	—	8,052
Inter-segment transactions	1,467	10,922	11	(12,400)	—
Service revenues	1,467	10,920	11	(12,398)	—
Non-service revenues	—	2	—	(2)	—
Total revenues	104,914	72,728	20	(12,400)	165,262
Results
Depreciation and amortization	18,984	15,471	—	—	34,455
Asset impairment	9,284	1,758	—	—	11,042
Impairment of investments	134	—	5,381	—	5,515
Equity share in net earnings (losses) of associates and joint ventures	(237)	(40)	1,458	—	1,181
Interest income	270	707	306	(237)	1,046
Financing costs – net	2,487	4,917	187	(237)	7,354
Provision for income tax	(1,270)	3,018	161	—	1,909
Net income / Segment profit	9,463	8,134	2,565	—	20,162
Adjusted EBITDA	32,661	26,950	(22)	1,572	61,161
Adjusted EBITDA margin	32%	39%	—	—	39%
Core income	11,402	7,746	8,709	—	27,857
Assets and liabilities
Operating assets	217,964	183,533	22,804	(33,388)	390,913
Investments in associates and joint ventures	1,945	40,874	14,039	—	56,858
Deferred income tax assets – net	13,985	13,363	—	—	27,348
Total assets	233,894	237,770	36,843	(33,388)	475,119
Operating liabilities	161,480	203,777	12,637	(14,879)	363,015
Deferred income tax liabilities – net	2,923	384	260	—	3,567
Total liabilities	164,403	204,161	12,897	(14,879)	366,582
Other segment information
Capital expenditures, including capitalized interest	32,097	10,728	—	—	42,825
December 31, 2015
Revenues
External customers	113,985	57,118	—	—	171,103
Service revenues	109,188	53,742	—	—	162,930
Non-service revenues	4,797	3,376	—	—	8,173
Inter-segment transactions	1,528	11,747	—	(13,275)	—
Service revenues	1,528	11,733	—	(13,261)	—
Non-service revenues	—	14	—	(14)	—
Total revenues	115,513	68,865	—	(13,275)	171,103
Results
Depreciation and amortization	17,218	14,301	—	—	31,519
Asset impairment	8,446	1,244	—	—	9,690
Impairment of investments	—	42	5,124	—	5,166
Equity share in net earnings (losses) of associates and joint ventures	(81)	38	3,284	—	3,241
Interest income	308	620	99	(228)	799
Financing costs – net	1,799	4,509	179	(228)	6,259
Provision for income tax	2,763	1,656	144	—	4,563
Net income / Segment profit	15,434	6,193	448	—	22,075
Adjusted EBITDA	44,237	24,749	(59)	1,291	70,218
Adjusted EBITDA margin	40%	38%	—	—	43%
Core income	22,512	6,539	6,161	—	35,212
Assets and liabilities
Operating assets	217,317	190,856	18,504	(42,226)	384,451
Investments in associates and joint ventures	2,208	12,922	33,573	—	48,703
Deferred income tax assets – net	8,249	13,692	—	—	21,941
Total assets	227,774	217,470	52,077	(42,226)	455,095
Operating liabilities	171,131	182,085	12,149	(27,872)	337,493
Deferred income tax liabilities – net	3,146	412	146	—	3,704
Total liabilities	174,277	182,497	12,295	(27,872)	341,197
Other segment information
Capital expenditures, including capitalized interest	30,311	12,864	—	—	43,175

Summary of Reconciliation of Consolidated Adjusted EBITDA

The following table shows the reconciliation of our consolidated Adjusted EBITDA to our consolidated net income for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
	(in million pesos)
Adjusted EBITDA	66,174	61,161	70,218
Add (deduct) adjustments:
Equity share in net earnings of associates and joint ventures	2,906	1,181	3,241
Interest income	1,412	1,046	799
Gains on derivative financial instruments – net	533	996	420
Foreign exchange losses – net	(411)	(2,785)	(3,036)
Amortization of intangible assets	(835)	(929)	(1,076)
Provision for income tax	(1,103)	(1,909)	(4,563)
Impairment of investments	(2,562)	(5,515)	(5,166)
Noncurrent asset impairment	(3,913)	(1,074)	(5,788)
Financing costs – net	(7,370)	(7,354)	(6,259)
Depreciation and amortization	(51,915)	(34,455)	(31,519)
Other income – net	10,550	9,799	4,804
Total adjustments	(52,708)	(40,999)	(48,143)
Consolidated net income	13,466	20,162	22,075

Summary of Reconciliation of Consolidated Core Income to Consolidated Net Income

The following table shows the reconciliation of our consolidated core income to our consolidated net income for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
	(in million pesos)
Consolidated core income	27,668	27,857	35,212
Add (deduct) adjustments:
Gains on derivative financial instruments – net, excluding hedge costs	724	1,539	762
Net income attributable to noncontrolling interests	95	156	10
Core income adjustment on equity share in net losses of associates and joint ventures	(60)	(95)	(179)
Foreign exchange losses – net	(411)	(2,785)	(3,036)
Impairment of investments	(2,562)	(5,515)	(5,166)
Noncurrent asset impairment	(3,913)	(1,074)	(5,788)
Depreciation due to shortened life of property and equipment	(12,816)	—	—
Net tax effect of aforementioned adjustments	4,741	79	260
Total adjustments	(14,202)	(7,695)	(13,137)
Consolidated net income	13,466	20,162	22,075

Summary of Reconciliation of Consolidated Basic and Diluted Core EPS to Consolidated Basic and Diluted EPS Attributable to Common Equity Holder of PLDT

The following table shows the reconciliation of our consolidated basic and diluted core EPS to our consolidated basic and diluted EPS attributable to common equity holder of PLDT for the years ended December 31, 2017, 2016 and 2015:

	2017		2016		2015
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Consolidated core EPS	127.79	127.79	128.66	128.66	162.70	162.70
Add (deduct) adjustments:
Gains on derivative financial instruments – net, excluding hedge costs	2.34	2.34	4.99	4.99	2.47	2.47
Core income adjustment on equity share in net losses of associates and joint ventures	(0.28)	(0.28)	(0.44)	(0.44)	(0.83)	(0.83)
Foreign exchange losses – net	(1.74)	(1.74)	(10.40)	(10.40)	(11.85)	(11.85)
Noncurrent asset impairment	(24.98)	(24.98)	(30.48)	(30.48)	(50.64)	(50.64)
Depreciation due to shortened life of property and equipment	(41.52)	(41.52)	—	—	—	—
Total adjustments	(66.18)	(66.18)	(36.33)	(36.33)	(60.85)	(60.85)
Consolidated EPS attributable to common equity holders of PLDT	61.61	61.61	92.33	92.33	101.85	101.85

Summary of Revenues from External Customers by Category of Products and Services

The following table presents our revenues from external customers by category of products and services for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
	(in million pesos)
Wireless services
Service revenues:
Mobile	83,166	95,066	104,175
Home broadband	2,547	2,758	3,016
Digital platforms and mobile financial services	1,223	709	1,048
MVNO and others	415	582	949
	87,351	99,115	109,188
Non-service revenues:
Sale of cellular handsets, cellular SIM- packs and broadband data modems	5,183	4,332	4,797
Total wireless revenues	92,534	103,447	113,985
Fixed line services
Service revenues:
Voice	25,296	25,502	25,799
Data	37,445	31,727	27,170
Miscellaneous	1,070	857	773
	63,811	58,086	53,742
Non-service revenues:
Sale of computers, phone units and SIM cards	2,706	2,907	2,690
Point-product-sales	872	813	686
	3,578	3,720	3,376
Total fixed line revenues	67,389	61,806	57,118
Others	3	9	—
Total revenues	159,926	165,262	171,103